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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number	811-08367

___________________________________

Evergreen Municipal Trust

_____________________________________________________________

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

_____________________________________________________________

(Address of principal executive offices)           (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

____________________________________________________________

(Name and address of agent for service)

Registrant's telephone number, including area code:	(617) 210-3200

________________________

Date of fiscal year end:  Registrant is making a quarterly filing for five of its series, Evergreen California Municipal Bond Fund, Evergreen Connecticut Municipal Bond Fund, Evergreen New Jersey Municipal Bond Fund, Evergreen New York Municipal Bond Fund and Evergreen Pennsylvania Municipal Bond Fund, for the quarter ended December 31, 2006. These five series have a March 31 fiscal year end.

Date of reporting period:	December 31, 2006

_______________

Item 1 – Schedule of Investments

EVERGREEN CALIFORNIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS

December 31, 2006 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS 95.9%
EDUCATION 6.2%
California Edl. Facs. Auth. RRB, Santa Clara Univ. Proj., 5.25%, 09/01/2016, (Insd. by AMBAC)	$1,000,000	$1,121,300
University of California RB:
Ser. C, 5.00%, 11/01/2017, (Insd. by MBIA)	1,215,000	1,324,775
Ser. F, 4.75%, 05/15/2020, (Insd. by FSA)	355,000	371,852
		2,817,927
GENERAL OBLIGATION – LOCAL 50.9%
Anaheim, CA Unified Sch. Dist. Refunding GO, 4.50%, 08/01/2020, (Insd. by FSA)	750,000	773,700
California Coast Cmnty. College Dist. GO, 5.00%, 08/01/2016, (Insd. by MBIA)	350,000	382,077
Campbell, CA Unified High Sch. Dist. GO, 4.30%, 08/01/2019, (Insd. by MBIA)	270,000	274,577
Clovis, CA Unified Sch. Dist. GO, Election of 2004 Proj., Ser. B, 5.00%, 08/01/2021, (Insd. by MBIA)	225,000	243,698
Cotati-Rohnert Park, CA Unified Sch. Dist. GO, 5.00%, 08/01/2019, (Insd. by FGIC)	500,000	540,710
El Camino, CA Cmnty. College Dist. GO, Election of 2002 Proj., Ser. B, 5.00%, 08/01/2021	1,650,000	1,787,115
El Monte, CA City Sch. Dist. GO, Election of 2004 Proj., Ser. A, 5.00%, 05/01/2019	170,000	183,534
Fremont, CA Refunding GO, Fremont Union High Sch. Proj., 5.00%, 09/01/2020	250,000	269,675
Fremont, CA Unified Sch. Dist. GO, Election of 2002 Proj., Ser. B, 4.50%, 08/01/2020, (Insd. by FSA)	400,000	412,640
Kern, CA, High Sch. Dist. GO, Election of 2004 Proj., Ser. B, 5.00%, 08/01/2021	1,605,000	1,738,375
Lincoln, CA Unified Sch. Dist. GO, Election of 2004 Proj., 4.50%, 08/01/2019, (Insd. by FGIC)	350,000	360,283
Los Angeles, CA Cmnty. College Dist. GO, Ser. B, 5.00%, 08/01/2018, (Insd. by FSA)	800,000	856,912
Los Angeles, CA GO, Ser. A, 5.00%, 09/01/2018, (Insd. by MBIA)	1,500,000	1,603,815
Los Angeles, CA Unified Sch. Dist. GO, Election of 2005 Proj., Ser. C, 5.00%, 07/01/2020, (Insd. by AMBAC)	200,000	217,004
Murrieta Valley, CA Unified Sch. Dist. GO, Election of 2002 Proj., Ser. B, 4.125%, 09/01/2020, (Insd. by FSA)	350,000	348,355
Novato, CA Unified Sch. Dist. GO, Election of 2001 Proj.:
5.00%, 08/01/2020	1,300,000	1,411,280
5.00%, 08/01/2021	800,000	866,480
Perris, CA Unified Sch. Dist. GO, Ser. A, 5.00%, 09/01/2018, (Insd. by FGIC)	860,000	931,827
Riverside, CA Cmnty. College Dist. GO, 5.00%, 08/01/2021	750,000	806,865
Riverside, CA Unified Sch. Dist. GO, Election of 2001 Proj., Ser. B, 4.25%, 08/01/2021	200,000	201,090
Sacramento, CA Unified Sch. Dist. GO, Election of 2002 Proj., 5.00%, 07/01/2018, (Insd. by MBIA)	1,000,000	1,084,630
San Diego, CA Unified Sch. Dist. GO, Election of 1998 Proj., Ser. E, 5.25%, 07/01/2017, (Insd. by FSA)	1,500,000	1,642,425
San Jose-Evergreen, CA Cmnty. College Dist. GO:
Ser. A, 5.00%, 09/01/2019, (Insd. by AMBAC)	1,500,000	1,616,670
Ser. C, 5.25%, 09/01/2016, (Insd. by AMBAC)	500,000	551,680
Santa Clarita, CA Cmnty. College Dist. GO, 5.00%, 08/01/2020	450,000	485,136
Santa Rosa, CA High Sch. Dist. GO, Election of 2002 Proj., 5.00%, 08/01/2019	730,000	781,932
Southwestern Cmnty. College Dist. Refunding GO, 5.00%, 08/01/2018	400,000	439,864
Ventura Cnty., CA Cmnty. College Dist. GO, Ser. A, 5.00%, 08/01/2018, (Insd. by MBIA)	700,000	749,049
Windsor, CA Unified Sch. Dist. GO, 4.00%, 08/01/2020, (Insd. by FSA)	320,000	316,026
Yosemite, CA Cmnty. College Dist. GO, Election of 2004 Proj., Ser. A, 5.00%, 08/01/2019, (Insd. by FGIC)	1,000,000	1,081,420
		22,958,844
GENERAL OBLIGATION – STATE 6.0%
California GO:
5.00%, 03/01/2017	600,000	643,908
5.00%, 09/01/2021	510,000	545,476
5.25%, 02/01/2020	1,400,000	1,508,836
		2,698,220
LEASE 0.6%
California Pub. Works Lease RRB, Ser. J, 5.00%, 01/01/2021	250,000	265,832

1

EVERGREEN CALIFORNIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

December 31, 2006 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
MISCELLANEOUS REVENUE 0.4%
California Infrastructure & Econ. Dev. Bank RB, 5.00%, 10/01/2020	$175,000	$186,680
PORT AUTHORITY 8.2%
Long Beach, CA Harbor RB, Ser. A, 5.75%, 05/15/2013, (Insd. by MBIA)	400,000	425,260
Long Beach, CA Harbor RRB:
Ser. A:
5.00%, 08/01/2020, (Insd. by MBIA)	1,940,000	2,113,067
6.00%, 05/15/2011, (Insd. by FGIC)	450,000	489,807
Ser. B, 5.00%, 05/15/2018, (Insd. by FGIC)	615,000	662,478
		3,690,612
SALES TAX 1.1%
Los Angeles, CA Metro. Trans. Auth. Sales Tax RRB, Ser. B, 5.00%, 07/01/2019, (Insd. by MBIA)	250,000	267,592
San Francisco, CA Bay Area Rapid Trans. Dist. Sales Tax RRB, Ser. A, 4.125%, 07/01/2021	250,000	248,515
		516,107
TRANSPORTATION 6.1%
Bay Area Toll Auth., California Toll & Bridge RB, 5.00%, 04/01/2021, (Insd. by AMBAC)	1,250,000	1,350,850
Bay Area Toll Auth., California Toll & Bridge RRB, 5.00%, 04/01/2019	1,000,000	1,086,980
Los Angeles, CA Harbor Dept. RRB, Ser. B, 5.00%, 08/01/2020, (Insd. by MBIA)	275,000	299,533
		2,737,363
UTILITY 2.1%
Los Angeles, CA Water & Power RRB, Ser. A-2, 5.00%, 07/01/2016	400,000	430,900
Sacramento Cnty., CA Sanitation Dist. Fin. Auth. RRB, 4.75%, 12/01/2020, (Insd. by FGIC)	500,000	527,890
		958,790
WATER & SEWER 14.3%
Contra Costa, CA Water Dist. RRB, Ser. L, 5.00%, 10/01/2019, (Insd. by FSA)	375,000	398,842
East Bay, CA Muni. Util. Water Sys. RRB:
4.75%, 06/01/2020, (Insd. by FSA)	1,300,000	1,354,704
5.00%, 06/01/2018, (Insd. by FSA)	345,000	368,995
Eastern California Water & Sewer COP, Ser. A:
5.00%, 07/01/2017, (Insd. by MBIA)	150,000	164,123
5.00%, 07/01/2021, (Insd. by MBIA)	300,000	324,021
Los Angeles Cnty., CA Sanitation Dist. RB, Ser. A, 5.00%, 10/01/2017, (Insd. by FSA)	1,400,000	1,502,634
Los Angeles, CA Dept. of Water & Power Waterworks RB, Ser. C, 5.25%, 07/01/2018, (Insd. by MBIA)	1,000,000	1,095,280
Metropolitan Water Dist. of Southern California Waterworks RRB, Ser. A, 4.125%, 03/01/2019	200,000	201,414
Oakland, CA Water & Sewer RB, Ser. A, 5.00%, 06/15/2017, (Insd. by FSA)	250,000	270,002
Santa Clara Valley, CA Water Dist. COP, Ser. A, 5.00%, 02/01/2017, (Insd. by FGIC)	700,000	748,965
		6,428,980
Total Municipal Obligations (cost $42,265,633)		43,259,355

	Shares	Value

SHORT-TERM INVESTMENTS 2.7%
MUTUAL FUND SHARES 2.7%
Evergreen California Municipal Money Market Fund, Class I, 3.51% q ø (cost $1,206,300)	1,206,300	1,206,300
Total Investments (cost $43,471,933) 98.6%		44,465,655
Other Assets and Liabilities 1.4%		610,382
Net Assets 100.0%		$45,076,037

q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

2

EVERGREEN CALIFORNIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

December 31, 2006 (unaudited)

Summary of Abbreviations

AMBAC	American Municipal Bond Assurance Corp.
COP	Certificates of Participation
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
GO	General Obligation
MBIA	Municipal Bond Investors Assurance Corp.
RB	Revenue Bond
RRB	Refunding Revenue Bond

The following table shows the percent of total investments by geographic location as of December 31, 2006:

California	97.3%
Non-state specific	2.7%
100.0%

On December 31, 2006, the aggregate cost of securities for federal income tax purposes was $43,471,933. The gross unrealized appreciation and depreciation on securities based on tax cost was $999,328 and $5,606, respectively, with a net unrealized appreciation of $993,722.

3

EVERGREEN CONNECTICUT MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS

December 31, 2006 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 97.5%
COMMUNITY DEVELOPMENT DISTRICT 3.1%
Connecticut Dev. Auth. RB:
Elim Park Baptist Home, Inc. Proj., 5.75%, 12/01/2023	$750,000	$801,622
Mary Wade Home, Ser. A:
5.60%, 12/01/2007	200,000	202,450
5.70%, 12/01/2008	100,000	102,629
6.375%, 12/01/2018	1,000,000	1,083,240

		2,189,941

CONTINUING CARE RETIREMENT COMMUNITY 1.5%
Connecticut Hlth. & Edl. Facs. RB, Eastern Connecticut Hlth. Network, Ser. A, 6.375%, 07/01/2016	960,000	1,044,547

EDUCATION 5.3%
Connecticut Hlth. & Edl. Facs. Auth. RB:
Univ. of Hartford:
Ser. E, 5.00%, 07/01/2013	1,000,000	1,061,090
Ser. G, 5.25%, 07/01/2026	1,000,000	1,082,410
Westover Sch., Ser. A, 6.00%, 07/01/2017	1,505,000	1,618,718

		3,762,218

ELECTRIC REVENUE 6.8%
Connecticut Dev. Auth. PCRB, Light & Power Facs., 5.85%, 09/01/2028	1,000,000	1,051,330
Puerto Rico Elec. Power Auth. RB:
Ser. NN, 5.50%, 07/01/2018	1,500,000	1,624,635
Ser. RR, 5.00%, 07/01/2023	2,000,000	2,150,460

		4,826,425

GENERAL OBLIGATION – LOCAL 11.0%
Bridgeport, CT GO:
Ser. A, 5.25%, 09/15/2022	1,000,000	1,094,420
Ser. B, 5.00%, 12/01/2018	1,500,000	1,634,775
Hartford, CT GO, 5.00%, 07/15/2022	1,300,000	1,405,495
Milford, CT GO, 5.20%, 01/15/2013	500,000	540,000
New Haven, CT GO:
ETM, Ser. C, 5.00%, 11/01/2019, (Insd. by MBIA)	5,000	5,384
Ser. C, 5.00%, 11/01/2019, (Insd. by MBIA)	995,000	1,062,780
Plainville, CT GO, 5.00%, 12/01/2017	500,000	532,355
Torrington, CT GO, 5.00%, 09/15/2019	1,435,000	1,561,868

		7,837,077

GENERAL OBLIGATION – STATE 10.9%
Commonwealth of Puerto Rico GO, 6.50%, 07/01/2014, (Insd. by MBIA)	2,000,000	2,361,200
Connecticut GO:
Ser. C, 5.00%, 06/01/2022	2,000,000	2,163,820
Ser. E:
5.00%, 12/15/2020	1,000,000	1,089,200
5.125%, 11/15/2015	1,000,000	1,060,730
Ser. F, 5.25%, 10/15/2021	1,000,000	1,095,460

		7,770,410

HOSPITAL 14.2%
Connecticut Hlth. & Edl. Facs. Auth. RB:
Children’s Med. Ctr., Ser. B, 5.00%, 07/01/2021	1,000,000	1,064,950
St. Francis Hosp. & Med. Ctr., Ser. D, 5.375%, 07/01/2013	1,000,000	1,079,500
Stamford Hosp., Ser. F, 5.25%, 07/01/2011	1,000,000	1,019,990
William W. Backus Hosp., Ser. G:
5.00%, 07/01/2023	2,010,000	2,144,750
5.00%, 07/01/2035	1,000,000	1,060,390
Yale New Haven Hosp. Proj., Ser. J-1, 5.00%, 07/01/2022	1,000,000	1,078,430
Halifax, FL Med. Ctr. RB, Ser. A, 5.25%, 06/01/2026	1,000,000	1,055,470

1

EVERGREEN CONNECTICUT MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

December 31, 2006 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Horry Cnty., SC Hospitality Fee RB, 6.00%, 04/01/2013	$1,000,000	$1,072,210
St. Paul, MN Hsg. & Redev. Auth. Hosp. RB, HealthEast Hosp. Proj., 6.00%, 11/15/2025	500,000	554,365

		10,130,055

HOUSING 9.2%
Connecticut HFA RB:
Group Home Mtge., Ser. 5, 5.70%, 06/15/2020, (Insd. by AMBAC)	315,000	334,221
Mtge. Fin. Program:
Ser. D-1, 5.75%, 11/15/2017	550,000	574,442
Ser. E-2, 4.75%, 11/15/2018	2,000,000	2,034,060
Ser. F-1, 5.05%, 11/15/2021	995,000	1,020,870
Ser. G-2, 4.55%, 11/15/2018	500,000	503,825
Spl. Needs Mtge., Ser. 2, 5.25%, 06/15/2022	2,000,000	2,117,440

		6,584,858

INDUSTRIAL DEVELOPMENT REVENUE 3.6%
Eastern Connecticut Resource Recovery Auth. Solid Waste RB, Wheelabrator Lisbon, Inc. Proj., Ser. A, 5.50%, 01/01/2014	1,000,000	1,010,000
Franklin, WI Solid Waste Mgmt. RB, Ser. A, 4.95%, 11/01/2016	1,000,000	1,043,890
Gaston Cnty., NC Indl. Facs. & Pollution Ctl. Fin. Auth. RB, Natl. Gypsum Co. Proj., 5.75%, 08/01/2035	500,000	535,205

		2,589,095

MISCELLANEOUS REVENUE 3.1%
Connecticut Revolving Fund RB, Ser. A, 5.00%, 07/01/2020	1,320,000	1,433,309
Mashantucket Western Pequot Tribe RB, Ser. A, 5.50%, 09/01/2036 144A	500,000	528,380
Virgin Islands Pub. Fin. Auth. RB, Ser. A, 5.25%, 10/01/2021	250,000	266,015

		2,227,704

PRE-REFUNDED 1.6%
Medical Univ. of South Carolina Hosp. Auth. Facs. RRB, Ser. A, 6.00%, 08/15/2013	1,000,000	1,117,990

SPECIAL TAX 11.1%
Commonwealth of Puerto Rico Infrastructure Fin. Auth. RB, Ser. B, 5.00%, 07/01/2019	1,000,000	1,064,180
Connecticut Dev. Auth. Spl. Obl. RRB, Ser. A, 5.00%, 10/15/2021, (Insd. by MBIA)	530,000	565,526
Connecticut Spl. Tax Obl. RB, Trans. Infrastructure:
Ser. A, 5.00%, 07/01/2023	500,000	535,750
Ser. B, 6.50%, 10/01/2010	3,905,000	4,287,690
Georgetown, CT Spl. Taxing Dist. GO, Ser. A, 5.125%, 10/01/2036	1,500,000	1,490,805

		7,943,951

STUDENT LOAN 0.6%
Connecticut Higher Ed. Loan Auth. RB, Family Ed. Loan Program, Ser. A, 5.375%, 11/15/2008	415,000	416,403

TRANSPORTATION 8.2%
Commonwealth of Puerto Rico Hwy. & Trans. Auth. RB:
Ser. J, 5.00%, 07/01/2019	2,000,000	2,146,660
Ser. L, 5.25%, 07/01/2023	1,305,000	1,493,873
Hartford, CT Parking Sys. RB, Ser. A, 6.40%, 07/01/2020	2,000,000	2,172,860

		5,813,393

UTILITY 1.5%
Puerto Rico Elec. Power Auth. RB, Ser. PP, 5.00%, 07/01/2022	1,000,000	1,069,640

WATER & SEWER 5.8%
Connecticut Dev. Auth. Water Facs. RB, Aquarion Water Co. Proj., 4.70%, 07/01/2036	2,000,000	2,009,140
South Central Connecticut Regl. Water Auth. RB:
5.00%, 08/01/2024	1,000,000	1,064,860
5.25%, 08/01/2014	1,000,000	1,079,360

		4,153,360

Total Municipal Obligations (cost $66,920,996)		69,477,067

2

EVERGREEN CONNECTICUT MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

December 31, 2006 (unaudited)
	Shares	Value

SHORT-TERM INVESTMENTS 1.2%
MUTUAL FUND SHARES 1.2%
Evergreen Institutional Municipal Money Market Fund, Class I, 3.80% q ø (cost $856,768)	856,768	$856,768

Total Investments (cost $67,777,764) 98.7%		70,333,835
Other Assets and Liabilities 1.3%		904,585

Net Assets 100.0%		$71,238,420

144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations

AMBAC	American Municipal Bond Assurance Corp.
ETM	Escrow to Maturity
GO	General Obligation
HFA	Housing Finance Authority
MBIA	Municipal Bond Investors Assurance Corp.
PCRB	Pollution Control Revenue Bond
RB	Revenue Bond
RRB	Refunding Revenue Bond

The following table shows the percent of total investments by geographic location as of December 31, 2006:

Connecticut	73.8%
Puerto Rico	16.9%
South Carolina	3.1%
Florida	1.5%
Wisconsin	1.5%
Minnesota	0.8%
North Carolina	0.8%
Virgin Islands	0.4%
Non-state specific	1.2%

100.0%

On December 31, 2006 the aggregate cost of securities for federal income tax purposes was $67,777,764. The gross unrealized appreciation and depreciation on securities based on tax cost was $2,565,266 and $9,195, respectively, with a net unrealized appreciation of $2,556,071.

3

EVERGREEN NEW JERSEY MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS

December 31, 2006 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 101.3%
AIRPORT 3.0%
Port Auth. of New York & New Jersey Spl. Obl. RB, JFK Intl. Arpt. Terminal 6:
5.75%, 12/01/2025, (Insd. by MBIA)	$5,000,000	$5,088,300
5.90%, 12/01/2017, (Insd. by MBIA)	2,000,000	2,076,840

		7,165,140

CONTINUING CARE RETIREMENT COMMUNITY 5.4%
New Jersey EDA RB:
First Mtge. of Reformed Church, 5.375%, 12/01/2018	1,150,000	1,192,929
First Mtge. of The Evergreens:
5.875%, 10/01/2012	2,000,000	2,027,600
6.00%, 10/01/2017	680,000	691,608
6.00%, 10/01/2022	4,140,000	4,210,463
Franciscan Oaks Proj., 5.70%, 10/01/2017	3,000,000	3,068,070
Seabrook Vlg., Inc. Facs., 5.25%, 11/15/2026	1,750,000	1,779,575

		12,970,245

EDUCATION 8.7%
Jackson Township, NJ Sch. Dist. GO, 5.00%, 06/15/2024	5,665,000	6,116,784
Mercer Cnty., NJ Impt. Auth. RB Sch. Dist. Proj.:
5.25%, 01/15/2021	1,320,000	1,417,310
5.25%, 01/15/2022	1,000,000	1,071,500
Mercer Cnty., NJ Impt. Auth. RRB, Spl. Svcs. Sch. Dist., Ser. A, 5.95%, 12/15/2012	500,000	554,320
New Jersey Edl. Facs. Auth. RB:
Kean Univ., Ser. D:
5.25%, 07/01/2019	1,000,000	1,079,890
5.25%, 07/01/2020	1,000,000	1,079,890
Ser. A, 5.25%, 09/01/2018, (Insd. by AMBAC)	3,895,000	4,209,443
New Jersey EDRB, School Facs. Construction Proj., Ser. O, 5.25%, 03/01/2022	5,000,000	5,420,850

		20,949,987

GENERAL OBLIGATION – LOCAL 6.3%
Essex Cnty., NJ Impt. Auth. GO:
Ser. 2006:
5.25%, 12/15/2022	3,455,000	3,947,614
5.25%, 12/15/2023	3,635,000	4,161,530
Ser. A, 5.80%, 11/01/2007	500,000	508,690
Gloucester Township, NJ GO, 5.45%, 07/15/2007, (Insd. by AMBAC)	500,000	505,205
Jersey City, NJ Refunding GO, Ser. A, 5.30%, 10/01/2009, (Insd. by AMBAC)	250,000	255,302
Lakewood Township, NJ GO, Sch. Dist., 6.25%, 02/15/2012, (Insd. by AMBAC)	400,000	447,820
Middletown Township, NJ GO, 5.20%, 08/01/2007	335,000	338,142
Millburn Township, NJ GO, Board of Ed., 5.35%, 07/15/2011	960,000	1,029,418
Monmouth Cnty., NJ GO, 5.00%, 01/15/2017	850,000	921,281
Toms River, NJ GO, Board of Ed. Sch. Bond Reserve Act, 5.75%, 07/15/2019, (Insd. by FGIC)	1,095,000	1,107,801
Voorhees Township, NJ GO, 5.95%, 07/15/2007	370,000	374,555
Washington Township, NJ GO:
Board of Ed. Mercer Cnty., 5.00%, 01/01/2020, (Insd. by FSA)	1,300,000	1,401,569
Board of Ed. Warren Cnty., 7.50%, 04/15/2009	130,000	140,761

		15,139,688

GENERAL OBLIGATION – STATE 4.9%
Commonwealth of Puerto Rico GO, 6.50%, 07/01/2008, (Insd. by MBIA)	1,115,000	1,162,644
New Jersey GO:
Ser. D, 5.80%, 02/15/2007	500,000	501,365
Ser. E, 6.00%, 07/15/2009	6,500,000	6,869,135
Ser. F, 5.50%, 08/01/2011	3,000,000	3,227,190

		11,760,334

1

EVERGREEN NEW JERSEY MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

December 31, 2006 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL 18.1%
Baltimore Cnty., MD RB, Catholic Hlth. Initiatives, Ser. A, 5.00%, 09/01/2036	$7,050,000	$7,425,342
Camden Cnty., NJ Impt. Auth. Hlth. Care RB:
Cooper Hlth. Sys. Obl. Group A, 5.25%, 02/15/2020	5,000,000	5,256,100
Cooper Hlth. Sys. Obl. Group B, 5.25%, 02/15/2027	2,500,000	2,619,375
Maryland Hlth. & Higher Edl. Facs. Auth. RB:
Carroll Cnty. Gen. Hosp., 5.75%, 07/01/2022	500,000	536,980
Doctors’ Cmnty. Hosp., Inc., 5.75%, 07/01/2013	2,060,000	2,062,596
New Jersey Hlth. Care Facs. Fin. Auth. RB:
AHS Hosp. Corp., Ser. A, 6.00%, 07/01/2011, (Insd. by AMBAC)	1,345,000	1,467,059
Atlantic City Med. Ctr., Ser. B, 6.00%, 07/01/2012	3,000,000	3,249,270
Burdette Tomlin Mem. Hosp., 5.60%, 07/01/2019	3,825,000	3,981,672
Hackensack Univ. Med. Ctr., 5.875%, 01/01/2015	1,000,000	1,057,110
Jersey City Med. Ctr., 4.80%, 08/01/2021, (Insd. by AMBAC & FHA)	1,105,000	1,106,823
Meridian Hlth. Sys. Obl. Group:
5.50%, 07/01/2010, (Insd. by FSA)	3,750,000	3,946,162
5.625%, 07/01/2011, (Insd. by FSA)	6,235,000	6,576,553
St. Joseph’s Hosp. & Med. Ctr., 5.70%, 07/01/2011	1,000,000	1,021,350
Pennsylvania Higher Edl. Facs. Auth. RB, Univ. of Pennsylvania Med. Ctr. Hlth. Sys., Ser. A, 6.00%, 01/15/2022	2,900,000	3,157,404

		43,463,796

HOUSING 4.2%
New Jersey Hsg. & Mtge. Fin. Agcy. MHRB:
Ser. A, 5.40%, 11/01/2017, (Insd. by AMBAC)	2,000,000	2,053,800
Ser. B, 6.05%, 11/01/2017, (Insd. by FSA)	1,250,000	1,310,350
Ser. E-1:
5.35%, 11/01/2013, (Insd. by FSA)	3,000,000	3,084,810
5.45%, 11/01/2014, (Insd. by FSA)	1,000,000	1,030,420
5.70%, 05/01/2020, (Insd. by FSA)	225,000	235,715
Ser. E-2, 5.70%, 11/01/2020, (Insd. by FSA)	340,000	356,191
Ser. F, 5.05%, 11/01/2013, (Insd. by FSA)	1,875,000	1,948,762

		10,020,048

LEASE 4.5%
Burlington Cnty., NJ Bridge Commission RB, Gtd. Governmental Leasing Program:
5.25%, 08/15/2020	1,000,000	1,066,020
5.25%, 08/15/2021	1,500,000	1,595,910
Essex Cnty., NJ Impt. Auth. Lease RB, Correctional Facs. Proj., 5.75%, 10/01/2012, (Insd. by FGIC)	3,090,000	3,315,601
New Jersey EDA RB:
5.25%, 11/15/2018	1,745,000	1,874,234
Dept. of Human Svcs., Ser. A, 5.70%, 07/01/2012	2,160,000	2,305,433
Performing Arts Ctr. Proj., 5.50%, 06/15/2013, (Insd. by AMBAC)	500,000	508,190

		10,665,388

MISCELLANEOUS REVENUE 5.2%
Bergen Cnty., NJ Impt. Auth. RB, Wyckoff Board of Ed. Proj., 5.25%, 04/01/2020	1,770,000	1,939,796
Commonwealth of Puerto Rico RB, Pub. Bldg. Auth. Govt. Facs., Ser. A, 6.25%, 07/01/2009, (Insd. by AMBAC)	250,000	265,923
Garden State Preservation Trust RB, Ser. A, 5.25%, 11/01/2018	4,085,000	4,472,054
Middlesex Cnty., NJ Impt. Auth. RB, 5.25%, 09/15/2019	1,250,000	1,354,100
New Jersey Env. Infrastructure Trust RRB, Ser. B, 5.00%, 09/01/2019	4,050,000	4,497,484

		12,529,357

PORT AUTHORITY 16.2%
Delaware River & Bay Auth. RB, Ser. A, 5.70%, 01/01/2019, (Insd. by FGIC)	750,000	800,115
Delaware River & Bay Auth. RRB, 5.00%, 01/01/2018	3,750,000	4,036,650
Delaware River Port Auth. of Pennsylvania & New Jersey RB:
5.40%, 01/01/2015, (Insd. by FGIC)	2,500,000	2,528,275
5.40%, 01/01/2016, (Insd. by FGIC)	1,000,000	1,011,320
Port Dist. Proj., Ser. A, 5.50%, 01/01/2017	4,330,000	4,666,744

2

EVERGREEN NEW JERSEY MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

December 31, 2006 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
PORT AUTHORITY continued
Port Auth. of New York & New Jersey RB:
126th Street Proj., 5.50%, 11/15/2013, (Insd. by FGIC)☐	$10,000,000	$10,825,300
140th Street Proj., 5.00%, 12/01/2034	6,000,000	6,362,520
Ser. 37, 5.50%, 07/15/2019, (Insd. by FSA)	5,000,000	5,473,400
South Jersey Port Corp. RB, Ser. L, 5.25%, 01/01/2013	2,870,000	3,036,288

		38,740,612

PRE-REFUNDED 2.7%
New Jersey Hlth. Care Facs. Fin. Auth. RB:
Bridgeton Hosp. Assn., Ser. B, 6.00%, 07/01/2013	50,000	54,229
Burlington Cnty. Mem. Hosp. Proj., 6.00%, 07/01/2012	50,000	54,408
New Jersey Trans. Trust Fund Auth. RRB, Trans. Sys., Ser. B, 6.50%, 06/15/2010, (Insd. by MBIA)	375,000	409,192
New Jersey Turnpike Auth. RRB:
Ser. A, 5.75%, 01/01/2018, (Insd. by MBIA)	2,335,000	2,474,073
Ser. C, 6.50%, 01/01/2016, (Insd. by MBIA)	3,000,000	3,491,426

		6,483,328

PUBLIC FACILITIES 2.3%
New Jersey Sports & Expo. Auth. RB, Ser. A:
5.75%, 03/01/2010, (Insd. by MBIA)	4,085,000	4,339,169
6.00%, 03/01/2015, (Insd. by MBIA)	1,000,000	1,066,950

		5,406,119

SPECIAL TAX 1.3%
Virgin Islands Pub. Fin. Auth. RRB, Sr. Lien, Ser. A, 5.50%, 10/01/2013	3,000,000	3,092,760

STUDENT LOAN 0.2%
New Jersey Higher Ed. Facs. RB, Student Loan Program, 5.80%, 06/01/2016, (Insd. by AMBAC)	435,000	435,039

TRANSPORTATION 15.8%
Commonwealth of Puerto Rico Hwy. & Trans. Auth. RB:
Ser. W, 5.50%, 07/01/2015, (Insd. by MBIA)	2,300,000	2,594,377
Ser. Z, 6.00%, 07/01/2018, (Insd. by FSA)	2,000,000	2,388,440
New Jersey EDA RB, Trans. Proj., Ser. A, 5.75%, 05/01/2011, (Insd. by FSA)	1,000,000	1,080,300
New Jersey Trans. Corp. COP:
6.50%, 10/01/2016, (Insd. by FSA)	300,000	305,139
Federal Trans. Administration Grants, Ser. A, 5.75%, 09/15/2011, (Insd. by AMBAC)	1,150,000	1,214,469
New Jersey Trans. Trust Fund Auth. RB, Trans. Sys.:
Ser. A:
5.25%, 12/15/2022	15,000,000	16,892,850
5.625%, 06/15/2013	1,200,000	1,319,352
5.625%, 06/15/2014	1,500,000	1,687,770
5.75%, 06/15/2015	1,300,000	1,487,096
Ser. B:
5.25%, 12/15/2014	6,500,000	7,142,590
6.50%, 06/15/2010, (Insd. by MBIA)	625,000	681,162
New Jersey Turnpike Auth. RB, Ser. A, 5.75%, 01/01/2018	965,000	1,018,529
West Windsor Township, NJ Parking Auth. RB, 6.10%, 12/01/2012	50,000	50,095

		37,862,169

UTILITY 1.2%
Atlantic Cnty., NJ Util. Auth. RRB, 5.25%, 01/15/2015	2,655,000	2,865,435

WATER & SEWER 1.3%
Commonwealth of Puerto Rico Aqueduct & Sewer Auth. RB, 6.25%, 07/01/2012, (Insd. by MBIA)	1,000,000	1,129,150
Gloucester Township, NJ Muni. Util. Auth. RB, 5.55%, 03/01/2009, (Insd. by AMBAC)	1,000,000	1,022,370
Stafford, NJ Muni. Util. Auth. RB, 6.20%, 06/01/2007, (Insd. by MBIA)	370,000	370,766
Stony Brook Regl. Sewer Auth. New Jersey RB, Ser. B, 5.45%, 12/01/2012	500,000	528,260

		3,050,546

Total Municipal Obligations (cost $233,257,031)		242,599,991

3

EVERGREEN NEW JERSEY MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

December 31, 2006 (unaudited)
	Shares	Value

SHORT-TERM INVESTMENTS 0.1%
MUTUAL FUND SHARES 0.1%
Evergreen Institutional Municipal Money Market Fund, Class I, 3.80% q ø (cost $227,139)	227,139	$227,139

Total Investments (cost $233,484,170) 101.4%		242,827,130
Other Assets and Liabilities (1.4%)		(3,236,731)

Net Assets 100.0%		$239,590,399

☐	Underlying security in inverse floater structure. This security has been segregated as collateral for floating-rate notes issued.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
COP	Certificates of Participation
EDA	Economic Development Authority
EDRB	Economic Development Revenue Bond
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority
FSA	Financial Security Assurance, Inc.
GO	General Obligation
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
RB	Revenue Bond
RRB	Refunding Revenue Bond

The following table shows the percent of total investments by geographic location as of December 31, 2006:

New Jersey	74.4%
New York	12.3%
Maryland	4.1%
Puerto Rico	3.1%
Pennsylvania	2.7%
Delaware	2.0%
Virgin Islands	1.3%
Non-state specific	0.1%

100.0%

At December 31, 2006, outstanding floating rate notes issued by the Fund were as follows:

Floating Rate Note Amount	Interest Rate	Collateral for Floating Rate Notes Outstanding

$5,000,000	1.37%	$10,825,300

On December 31, 2006, the aggregate cost of securities for federal income tax purposes was $233,484,170. The gross unrealized appreciation and depreciation on securities based on tax cost was $9,482,915 and $139,955, respectively, with a net unrealized appreciation of $9,342,960.

4

EVERGREEN NEW YORK MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS

December 31, 2006 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 98.1%
EDUCATION 3.3%
Troy, NY IDA Civic Facs. RRB, Rensselaer Polytechnic Institute, Ser. A:
5.50%, 09/01/2012	$1,145,000	$1,242,199
5.50%, 09/01/2013	1,100,000	1,192,037
5.50%, 09/01/2015	620,000	673,388
		3,107,624
GENERAL OBLIGATION – LOCAL 28.7%
Albany Cnty., NY GO, 4.125%, 09/15/2021	2,880,000	2,884,435
Bethlehem, NY Central Sch. Dist. GO, 4.00%, 01/15/2018, (Insd. by FSA)	180,000	180,365
Byram Hills, NY Sch. Dist. Refunding GO, Ser. B, 5.00%, 10/15/2019, (Insd. by MBIA)	1,880,000	2,092,685
Commack, NY Unified Free Sch. Dist. GO, 4.00%, 11/15/2015	480,000	489,446
Hempstead, NY GO, Ser. A, 5.00%, 03/01/2018	425,000	468,609
Lake Placid, NY Central Sch. Dist. Refunding GO:
5.00%, 06/15/2018, (Insd. by FGIC)	845,000	938,913
5.00%, 06/15/2019, (Insd. by FGIC)	885,000	986,368
New York, Middle Country Sch. Dist. GO, Ser. A, 4.25%, 08/15/2021, (Insd. by MBIA)	500,000	505,745
Millbrook, NY Central Sch. Dist. GO, 4.25%, 06/01/2019, (Insd. by FSA)	585,000	595,273
New York, NY GO:
Ser. A, 5.00%, 08/01/2019	640,000	681,799
Ser. C-1, 5.00%, 08/15/2021	1,000,000	1,054,370
Ser. G:
5.00%, 12/01/2019	250,000	266,475
5.00%, 08/01/2020	2,000,000	2,130,680
5.00%, 12/01/2021	1,000,000	1,063,110
Ser. H, 5.00%, 08/01/2020	300,000	318,249
Onondaga Cnty., NY GO, Ser. A:
5.00%, 05/01/2016	1,250,000	1,326,575
5.00%, 07/15/2017	1,460,000	1,568,084
Orange Cnty., NY Refunding GO, Ser. A:
5.00%, 07/15/2019	1,500,000	1,622,865
5.00%, 07/15/2020	500,000	539,630
5.00%, 07/15/2021	250,000	269,063
Oyster Bay, NY Pub. Impt. GO:
4.25%, 08/15/2017, (Insd. by CIFG Svcs., Inc.)	650,000	671,515
4.25%, 08/15/2021, (Insd. by CIFG Svcs., Inc.)	500,000	507,565
Putnam Cnty., NY GO:
4.375%, 01/15/2019	500,000	517,175
4.375%, 01/15/2020	520,000	535,865
4.375%, 01/15/2021	545,000	559,126
Suffolk Cnty., NY GO, Ser. A, 5.00%, 05/01/2016, (Insd. by MBIA)	4,000,000	4,316,120
		27,090,105
GENERAL OBLIGATION – STATE 2.2%
New York GO, Ser. A:
4.50%, 03/15/2019	500,000	517,255
4.50%, 03/15/2020	530,000	546,488
5.00%, 08/01/2020	1,000,000	1,062,340
		2,126,083
HOUSING 12.3%
Battery Park, NY City Auth. RRB, Ser. A:
5.25%, 11/01/2017	300,000	325,965
5.25%, 11/01/2020	1,500,000	1,632,660
New York Dorm. Auth. RB:
Peekskill City Sch. Dist., 4.50%, 10/01/2020	500,000	516,420
Univ. Dorm. Facs.:
5.00%, 07/01/2019, (Insd. by MBIA)	960,000	1,029,706
Ser. A, 5.00%, 07/01/2019, (Insd. by MBIA)	1,635,000	1,759,832
Ser. C, 5.00%, 07/01/2020, (Insd. by MBIA)	1,725,000	1,852,184

1

EVERGREEN NEW YORK MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

December 31, 2006 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
New York Dorm. Auth. RRB, Univ. Dorm. Facs., Ser. A, 5.00%, 07/01/2017, (Insd. by FGIC)	$1,000,000	$1,068,590
New York HFA RB, Personal Income Tax, Ser. A:
5.25%, 09/15/2015, (Insd. by MBIA)	1,775,000	1,931,466
5.25%, 09/15/2018, (Insd. by MBIA)	1,000,000	1,088,150
New York Mtge. Agcy. SFHRB, Ser. 102, 4.70%, 10/01/2016	350,000	361,351
		11,566,324
POWER 4.0%
Long Island, NY Power Auth. Elec. Sys. RB, Ser. A, 5.00%, 12/01/2019, (Insd. by FGIC)	1,500,000	1,618,095
New York Power Auth. RB, Ser. A:
5.00%, 11/15/2017	1,000,000	1,064,260
5.25%, 11/15/2016	1,000,000	1,077,930
		3,760,285
SALES TAX 18.7%
Nassau Cnty., NY Interim Fin. Auth. RB, Ser. A:
5.00%, 11/15/2016, (Insd. by AMBAC)	1,500,000	1,615,605
5.00%, 11/15/2017, (Insd. by AMBAC)	1,425,000	1,527,586
Nassau Cnty., NY Interim Fin. Auth. RRB, Ser. B, 5.00%, 11/15/2017, (Insd. by AMBAC)	1,000,000	1,071,990
New York Grand Central Dist. Mgmt. Assn. RRB, Business Impt. Proj., 5.00%, 01/01/2018	1,000,000	1,058,690
New York Local Govt. Assistance Corp. RB, Ser. C, 5.50%, 04/01/2017	500,000	564,575
New York Sales Tax Asset Receivable Corp. RB, Ser. A, 5.00%, 10/15/2017, (Insd. by MBIA)	2,000,000	2,159,360
New York Sales Tax Asset Receivable Corp. RRB, Ser. A, 5.00%, 10/15/2020, (Insd. by MBIA)	3,970,000	4,255,364
New York, NY TFA RB, Ser. G, 5.00%, 08/01/2018	3,025,000	3,229,278
New York, NY TFA RRB, Ser. A-1, 5.00%, 11/01/2020	2,000,000	2,152,200
		17,634,648
TRANSPORTATION 17.7%
Metropolitan New York Trans. Auth. RB:
Ser. A, 5.00%, 11/15/2021	500,000	535,385
Ser. B, 5.25%, 11/15/2018, (Insd. by FGIC)	2,430,000	2,642,917
Ser. C, 5.00%, 11/15/2015	1,000,000	1,082,070
New York Thruway Auth. RB:
Gen. Hwy. & Bridge, Ser. A, 5.00%, 04/01/2019, (Insd. by MBIA)	4,320,000	4,620,369
Ser. A:
5.00%, 03/15/2017, (Insd. by MBIA)	1,000,000	1,065,780
5.00%, 03/15/2018, (Insd. by MBIA)	500,000	532,605
New York Triborough Bridge & Tunnel Auth. RB, Ser. A, 5.00%, 11/15/2021	1,500,000	1,613,730
New York Triborough Bridge & Tunnel Auth. RRB, Ser. B, 5.25%, 11/15/2018	2,065,000	2,226,958
Port Auth. of New York & New Jersey RB:
Ser. 125, 5.00%, 10/15/2019, (Insd. by FSA)	1,000,000	1,066,190
Ser. 131, 5.00%, 12/15/2014 #	1,000,000	1,062,470
Port Auth. of New York & New Jersey RRB, Ser. 142, 5.00%, 07/15/2021	250,000	267,635
		16,716,109
WATER & SEWER 11.2%
New York Env. Facs. Corp. RB, Clean Drinking Water Proj.:
5.00%, 06/15/2017	1,400,000	1,502,060
Ser. A, 5.00%, 06/15/2019	3,000,000	3,257,730
Ser. B, 5.00%, 11/15/2017	1,250,000	1,343,250
New York, NY Muni. Water Fin. Auth. RB, Ser. B, 5.00%, 06/15/2017	4,150,000	4,465,234
		10,568,274
Total Municipal Obligations (cost $90,218,553)		92,569,452

2

EVERGREEN NEW YORK MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

December 31, 2006 (unaudited)
	Shares	Value

SHORT-TERM INVESTMENTS 2.2%
MUTUAL FUND SHARES 2.2%
Evergreen New York Municipal Money Market Fund, Class I, 3.63% q ø ##
(cost $2,056,981)	2,056,981	$2,056,981
Total Investments (cost $92,275,534) 100.3%		94,626,433
Other Assets and Liabilities (0.3%)		(277,282)
Net Assets 100.0%		$94,349,151

#	When-issued or delayed delivery security
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.

Summary of Abbreviations

AMBAC	American Municipal Bond Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
GO	General Obligation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
MBIA	Municipal Bond Investors Assurance Corp.
RB	Revenue Bond
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
TFA	Transitional Finance Authority

The following table shows the percent of total investments by geographic location as of December 31, 2006:

New York	97.8%
Non-state specific	2.2%
100.0%

On December 31, 2006, the aggregate cost of securities for federal income tax purposes was $92,302,546. The gross unrealized appreciation and depreciation on securities based on tax cost was $2,329,545 and $5,658, respectively, with a net unrealized appreciation of $2,323,887.

3

EVERGREEN PENNSYLVANIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS

December 31, 2006 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 101.0%
AIRPORT 2.7%
Allegheny Cnty., PA Arpt. RRB, Pittsburgh Intl. Arpt., 5.75%, 01/01/2012	$5,500,000	$5,950,835
Lehigh & Northampton, PA Arpt. Auth. RB, Ser. A, 6.00%, 05/15/2025	3,000,000	3,187,650
Metropolitan Washington, DC Arpt. Auth. RB, Ser. A, 5.00%, 10/01/2035	6,000,000	6,331,380
Philadelphia, PA Arpt. Parking Auth. RB, 5.625%, 09/01/2016	3,695,000	3,890,281
Philadelphia, PA IDA Arpt. RB, Philadelphia Arpt. Sys. Proj., Ser. A:
5.50%, 07/01/2016	1,630,000	1,745,616
5.50%, 07/01/2017	1,250,000	1,336,000

		22,441,762

COMMUNITY DEVELOPMENT DISTRICT 0.3%
Henderson, NV Pub. Impt. RB, 5.25%, 09/01/2026	2,500,000	2,544,675

CONTINUING CARE RETIREMENT COMMUNITY 6.1%
Bucks Cnty., PA IDA RB, Pennswood Vlg. Proj., Ser. A:
6.00%, 10/01/2027	1,000,000	1,080,340
6.00%, 10/01/2034	1,400,000	1,507,534
Fulton Cnty., GA Residential Care Facs. RB, First Mtge. Lenbrook Proj., Ser. A, 5.00%, 07/01/2027	3,500,000	3,420,970
Indiana Hlth. Edl. Facs. Fin. Auth. Hosp. RRB, Clarian Hlth. Obl. Group, Ser. B, 5.00%, 02/15/2023	8,720,000	9,096,094
Lebanon Cnty., PA Hlth. Facs. Auth. Hlth. Ctr. RB, Pleasant View Retirement:
Ser. A:
5.00%, 12/15/2012	1,025,000	1,042,937
5.00%, 12/15/2013	1,075,000	1,091,383
5.125%, 12/15/2020	1,250,000	1,267,512
5.30%, 12/15/2026	2,120,000	2,168,569
Ser. B, 4.65%, 12/15/2029	4,625,000	4,637,580
Montgomery Cnty., PA IDA RRB, Acts Retirement Cmnty., Ser. B:
5.00%, 11/15/2016	1,500,000	1,601,520
5.00%, 11/15/2017	2,360,000	2,504,196
5.00%, 11/15/2022	4,900,000	5,145,245
Peninsula Ports Auth. RRB, Virginia Baptist Homes, Ser. C, 5.375%, 12/01/2026	3,755,000	3,902,647
Pennsylvania EDFA RRB, Colver Proj., Ser. F, 4.625%, 12/01/2018	8,170,000	8,364,201
Pennsylvania EDRB, Dr. Gertrude A. Barber Ctr., 5.90%, 12/01/2030	1,000,000	1,066,960
Prince William Cnty., VA IDA Residential Care Facs. RRB, Westminster Lake, 5.125%, 01/01/2026	2,500,000	2,546,050
Roanoke, VA IDA Residential Care Facs. RB, Lutheran Homes Proj., 5.00%, 12/01/2039	1,000,000	995,480

		51,439,218

EDUCATION 15.8%
Allegheny Cnty., PA Higher Ed. Bldg. Auth. RB, Chatham College, Ser. A, 5.375%, 09/01/2028	6,075,000	6,225,842
Charleston, SC Edl. Excellence Fin. Corp. RB, Charleston Cnty. Sch. Dist. Proj., 5.25%,12/01/2025 ☐	3,230,000	3,493,665
Delaware Cnty., PA College Auth. RB, Haverford College, 5.75%, 11/15/2025	1,000,000	1,079,420
Gettysburg, PA Muni. Auth. College RB, 5.00%, 08/15/2018	1,000,000	1,027,970
Greenville Cnty., SC Sch. Dist. Installment Purpose RRB, Building Equity Sooner for Tomorrow Proj., 5.00%, 12/01/2028	9,010,000	9,423,199
Lancaster, PA Higher Ed. Auth. RB, Franklin & Marshall College, Ser. A, 5.25%, 04/15/2014	1,000,000	1,074,300
Lancaster, SC Edl. Assistance Program RB, Lancaster Cnty. Sch. Dist. Proj., 5.00%, 12/01/2029	1,500,000	1,545,435
Latrobe, PA IDRB, St. Vincent College Proj.:
5.375%, 05/01/2018	2,635,000	2,719,584
5.375%, 05/01/2024	5,600,000	5,756,968
5.60%, 05/01/2021	1,500,000	1,574,715
5.70%, 05/01/2031	1,500,000	1,577,415
Laurens Cnty., SC Sch. Dist. No. 55 Installment Purpose RB:
5.25%, 12/01/2021	2,535,000	2,679,089
5.25%, 12/01/2024	1,190,000	1,253,165
Lehigh Cnty., PA Gen. Purpose Auth. RB, Cedar Crest College:
5.00%, 04/01/2021, (Insd. by Radian Group, Inc.)	2,335,000	2,465,877
5.00%, 04/01/2026, (Insd. by Radian Group, Inc.)	1,000,000	1,049,800

1

EVERGREEN PENNSYLVANIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

December 31, 2006 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
EDUCATION continued
Montgomery Cnty., PA Higher Ed. & Hlth. Auth. RB, Arcadia Univ., 5.00%, 04/01/2036, (Insd. by Radian Group, Inc.)	$2,000,000	$2,101,160
Montgomery Cnty., PA Higher Ed. & Hlth. Auth. RRB, Arcadia Univ., 5.00%, 04/01/2027, (Insd.by Radian Group, Inc.)	6,210,000	6,514,414
Pennsylvania Higher Edl. Facs. Auth. College & Univ. RB:
Bryn Mawr College:
5.40%, 12/01/2009, (Insd. by MBIA)	1,845,000	1,894,335
5.625%, 12/01/2027, (Insd. by MBIA)	2,000,000	2,054,560
La Salle Univ., 5.625%, 05/01/2017	1,000,000	1,011,490
Univ. of the Arts, Ser. A, 5.00%, 09/15/2033, (Insd. by Radian Group, Inc.)	3,000,000	3,157,770
Ursinus College, 5.00%, 01/01/2036, (Insd. by Radian Group, Inc.)	1,500,000	1,574,280
Pennsylvania Higher Edl. Facs. Auth. RB:
Philadelphia Univ., 6.25%, 06/01/2024	2,400,000	2,570,232
Temple Univ., 5.25%, 04/01/2016	905,000	930,648
Thomas Jefferson Univ.:
5.50%, 01/01/2015	1,280,000	1,383,731
5.50%, 01/01/2018	1,000,000	1,076,060
Univ. of Pennsylvania Hlth. Sys., Ser. A, 5.00%, 08/15/2016, (Insd. by AMBAC)	5,000,000	5,402,500
Ursinus College:
5.375%, 01/01/2020, (Liq.: Radian Group, Inc.)	3,000,000	3,204,120
5.50%, 01/01/2024, (Liq.: Radian Group, Inc.)	1,000,000	1,079,830
Widener Univ.:
5.00%, 07/15/2026	1,300,000	1,348,464
5.00%, 07/15/2039	5,750,000	5,909,218
5.25%, 07/15/2024	1,000,000	1,050,180
5.40%, 07/15/2036	5,500,000	5,802,665
Pennsylvania Higher Edl. Facs. Auth. RRB:
Temple Univ., Ser. 1:
5.00%, 04/01/2018	5,000,000	5,426,800
5.00%, 04/01/2020	9,160,000	9,884,281
Univ. Properties Student Hsg., 5.00%, 08/01/2035, (Insd. by CIFG Svcs., Inc.)	1,750,000	1,846,775
Pennsylvania Pub. Sch. Bldg. Auth. RB:
Garnet Valley Sch. Dist. Proj.:
5.50%, 02/01/2025	5,000,000	5,348,250
6.00%, 02/01/2017	2,690,000	2,928,011
Harrisburg Area Cmnty. College, 5.25%, 04/01/2024, (Insd. by AMBAC)	2,205,000	2,389,955
Philadelphia, PA Hosp. & Higher Ed. Facs. Auth. RB, Chestnut Hill College:
5.35%, 10/01/2007	180,000	180,506
6.00%, 10/01/2029	1,500,000	1,533,375
Philadelphia, PA IDA RB:
American College of Physicians, 6.00%, 06/15/2030	5,500,000	5,859,480
Cmnty. College of Philadelphia, 5.50%, 05/01/2016, (Insd. by AMBAC)	1,250,000	1,344,775
Snyder Cnty., PA Higher Ed. Auth. RB, Susquehanna Univ. Proj., 5.00%, 01/01/2030, (Insd. by CIFG Svcs., Inc.)	3,000,000	3,183,030
Westminster, MD Edl. Facs. RRB, McDaniel College, 5.00%, 11/01/2031	2,000,000	2,093,260

		133,030,599

GENERAL OBLIGATION – LOCAL 8.3%
Allegheny Cnty., PA GO, Ser. C-53, 5.50%, 11/01/2015, (Insd. by FGIC)	1,120,000	1,198,210
Athens, PA Sch. Dist. GO:
5.50%, 04/15/2017	2,330,000	2,504,098
5.50%, 04/15/2018	1,000,000	1,074,270
5.50%, 04/15/2019	2,590,000	2,782,359
Burrell, PA Sch. Dist. GO, Ser. A, 5.00%, 07/15/2025, (Insd. by FSA)	5,845,000	6,252,747

2

EVERGREEN PENNSYLVANIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

December 31, 2006 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION – LOCAL continued
Central Bucks, PA Sch. Dist. GO:
5.50%, 05/15/2017	$3,750,000	$4,061,062
5.50%, 05/15/2018	2,000,000	2,164,880
5.50%, 05/15/2019	1,500,000	1,623,660
Central York, PA Sch. Dist. GO:
5.50%, 06/01/2015	2,300,000	2,507,529
5.50%, 06/01/2016	2,000,000	2,180,460
Easton, PA Area Sch. Dist. GO, Ser. 2006, 7.50%, 04/01/2022	6,000,000	7,658,760
Haverford, PA Sch. Dist. GO, 5.50%, 03/15/2019, (Insd. by FSA)	2,200,000	2,536,930
Loyalsock Township, PA Sch. Dist. GO, 5.375%, 11/01/2017, (Insd. by MBIA)	855,000	914,747
Morrisville Boro, PA Sch. Dist. GO, Capital Proj., 5.00%, 04/01/2026	7,235,000	7,753,822
Pennsbury, PA Sch. Dist. GO:
5.50%, 01/15/2016, (Insd. by FGIC)	1,000,000	1,092,080
5.50%, 01/15/2018, (Insd. by FGIC)	1,000,000	1,092,080
Perkiomen Valley, PA Sch. Dist. GO, 5.50%, 03/01/2017, (Insd. by FSA)	675,000	719,388
Philadelphia, PA Sch. Dist. GO, Ser. B:
5.625%, 08/01/2018	2,500,000	2,747,500
5.625%, 08/01/2019	1,000,000	1,099,000
Pittsburgh, PA Urban Redev. Auth. GO, Triangle Tax Increment, Ser. A, 6.10%, 05/01/2019	1,090,000	1,139,813
Scranton, PA Sch. Dist. Refunding GO, 5.375%, 04/01/2020	2,855,000	2,991,098
Spring Grove, PA Area Sch. Dist. GO, 5.25%, 04/01/2016	4,690,000	4,904,896
Springfield, PA Sch. Dist. Refunding GO, Delaware Cnty. Impt.:
5.50%, 03/15/2016	1,000,000	1,081,490
5.50%, 03/15/2018	2,585,000	2,809,921
Wyoming, PA Area Sch. Dist. GO, Ser. A, 5.00%, 09/01/2026	5,005,000	5,346,191

		70,236,991

GENERAL OBLIGATION – STATE 10.8%
Pennsylvania GO:
Ser. 1:
5.00%, 10/01/2022	19,185,000	20,704,836
5.00%, 10/01/2024	10,000,000	10,758,700
5.00%, 10/01/2026	5,000,000	5,366,850
Ser. 2:
6.25%, 07/01/2010	5,000,000	5,422,450
6.25%, 07/01/2011	5,060,000	5,593,172
Pennsylvania Refunding GO, Ser. 3:
5.375%, 07/01/2017, (Insd. by FSA) ☐	15,000,000	16,854,900
5.375%, 07/01/2018, (Insd. by FSA) ☐	10,255,000	11,526,517
5.375%, 07/01/2019, (Insd. by MBIA) ☐	8,815,000	9,913,790
Puerto Rico GO, Ser. D, 7.00%, 07/01/2010, (Insd. by MBIA)	3,950,000	4,381,735

		90,522,950

HOSPITAL 15.9%
Allegheny Cnty., PA Hosp. Dev. Auth. RRB, Univ. of Pittsburgh Med. Ctr. Hlth. Sys., Ser. B, 5.50%, 12/15/2014, (Insd. by AMBAC)	8,295,000	8,678,893
Berks Cnty., PA Muni. Auth. Hosp. RB, Reading Hosp. & Med. Ctr. Proj., 5.70%, 10/01/2014	2,110,000	2,305,597
Blair Cnty., PA Hosp. Auth. RB, Altoona Hosp. Proj., Ser. A, 5.50%, 07/01/2010	1,000,000	1,033,050
Dauphin Cnty., PA Gen. Auth. Hlth. Sys. RB, Pinnacle Hlth. Sys. Proj., 5.50%, 05/15/2017, (Insd. by MBIA)	510,000	518,012
Delaware Hlth. Facs. Auth. RB, Beebe Med. Ctr. Proj., Ser. A:
5.00%, 06/01/2024	1,000,000	1,038,960
5.00%, 06/01/2030	1,000,000	1,030,450
Erie Cnty., PA Hosp. Auth. RB, Hamot Hlth. Foundation, 5.00%, 11/01/2035, (Insd. by CIFG Svcs., Inc.)	3,500,000	3,711,505
Geisinger, PA Hlth. Sys. Auth. RRB, Pennsylvania State Geisinger Hlth. Sys., Ser. A, 5.50%, 08/15/2010	1,685,000	1,739,358

3

EVERGREEN PENNSYLVANIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

December 31, 2006 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Lancaster Cnty., PA Hosp. Auth. RB, Gen. Hosp. Proj., 5.75%, 03/15/2021	$6,560,000	$7,180,904
Lebanon Cnty., PA Hlth. Facs. Auth. Hlth. Ctr. RB, Good Samaritan Hosp. Proj., 5.00%, 11/15/2018	4,000,000	4,112,440
Lehigh Cnty., PA Gen. Purpose Auth. RB, Lehigh Valley Hosp., Inc., Ser. A, 7.00%, 07/01/2016, (Insd. by MBIA)	2,500,000	2,954,875
Lexington Cnty., SC Hlth. Svcs. Dist. RRB, 5.50%, 11/01/2032	6,500,000	6,898,190
Maryland Hlth. & Higher Ed. RB, Peninsula Regl. Med. Ctr., 5.00%, 07/01/2036	5,000,000	5,254,800
Maryland Hlth. & Higher Edl. Facs. Auth. RB:
Carroll Cnty. Gen. Hosp., 6.00%, 07/01/2018	500,000	544,215
Carroll Hosp. Ctr., 5.00%, 07/01/2040	3,000,000	3,079,920
Union Hosp. of Cecil Cnty., 5.00%, 07/01/2035	1,000,000	1,037,160
Medical Univ. of South Carolina Hosp. Auth. RRB, Hosp. Facs., Ser. A, 5.25%, 08/15/2021, (Insd. by FHA & MBIA)	3,000,000	3,234,060
Montgomery Cnty., PA Higher Ed. & Hlth. Auth. Hosp. RB:
Abington Mem. Hosp., Ser. A, 5.00%, 06/01/2022	13,835,000	14,294,599
Catholic Hlth. Sys. East, Ser. C, 5.50%, 11/15/2024	1,565,000	1,690,372
Mount Lebanon, PA Hosp. Auth. RB, St. Clair Mem. Hosp., Ser. A:
5.50%, 07/01/2022	4,400,000	4,629,988
5.625%, 07/01/2032	1,000,000	1,064,850
Pennsylvania Higher Edl. Facs. Auth. RB:
Allegheny Delaware Valley Obl.:
Ser. A, 5.50%, 11/15/2008	3,000,000	3,092,550
Ser. B, 5.875%, 11/15/2021	3,550,000	3,626,573
Univ. of Pennsylvania Med. Ctr. Hlth. Sys., Ser. A:
6.00%, 01/15/2022	6,850,000	7,458,006
6.25%, 01/15/2017	4,000,000	4,396,880
Philadelphia, PA Hosp. & Higher Ed. Facs. Auth. RB, Jefferson Hlth. Sys., Ser. A:
5.125%, 05/15/2011	3,395,000	3,514,911
5.125%, 05/15/2012	3,555,000	3,684,011
5.125%, 05/15/2018	8,850,000	9,066,736
5.25%, 05/15/2013	3,045,000	3,119,694
5.25%, 05/15/2014	7,390,000	7,664,982
Puerto Rico Indl., Tourist, Edl., Med. & Env. Ctl. Facs. RB, Hosp. Auxilio Mutuo Obl., 6.25%,07/01/2024, (Insd. by MBIA)	3,250,000	3,275,285
Puerto Rico Pub. Bldgs. Auth. Gtd. Pub. Ed. & Hlth. Facs. RRB, Ser. M, 5.70%, 07/01/2009	1,800,000	1,877,508
South Central Pennsylvania Gen. Auth. Hosp. RB, Hanover Hosp., Inc.:
5.00%, 12/01/2028	1,000,000	1,047,610
5.00%, 12/01/2029	1,500,000	1,575,945
Washington Cnty., PA Hosp. Auth. RB, Monongahela Valley Hosp. Proj.:
5.50%, 06/01/2017	2,385,000	2,535,971
6.25%, 06/01/2022	1,750,000	1,921,080

		133,889,940

HOUSING 2.9%
Allegheny Cnty., PA Residential Fin. Auth. SFHRB:
Ser. II-1, 5.80%, 05/01/2021, (Insd. by GNMA)	655,000	680,833
Ser. II-2, 5.90%, 11/01/2032, (Insd. by GNMA)	940,000	976,387
Atlanta, GA Dev. Auth. Student Hsg. Facs. RB, Georgia State Univ., Piedmont Ellis, LLC Proj., Ser. A, 5.00%, 09/01/2035, (Insd. by XL Capital, Ltd.)	6,000,000	6,332,160
Pennsylvania Hsg. Fin. Agcy. SFHRB:
Ser. 65-A, 5.20%, 10/01/2018	4,400,000	4,470,444
Ser. 72-A, 5.25%, 04/01/2021	5,250,000	5,391,593
Ser. 95-A, 4.875%, 10/01/2031	2,650,000	2,684,689
Philadelphia, PA HFA RB, Ser. A, 5.50%, 12/01/2018, (Insd. by FSA)	2,615,000	2,843,629
Pittsburgh, PA Urban Redev. Auth. Mtge. RB, Ser. A, 5.00%, 10/01/2036, (Insd. by FHLMC, FNMA & GNMA)	1,000,000	1,024,140

		24,403,875

4

EVERGREEN PENNSYLVANIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

December 31, 2006 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE 4.5%
Bradford Cnty., PA IDA Solid Waste Disposal RRB, Intl. Paper Co. Proj., Ser. A, 4.70%, 03/01/2019	$11,000,000	$11,014,080
Bucks Cnty., PA IDA RB, Waste Mgmt., Inc. Proj., 4.90%, 12/01/2022, (Gtd. By Waste Mgmt., Inc.)	6,400,000	6,444,224
Gulf Coast, TX IDRB, Cinergy Solutions Proj., FRN, 4.40%, 05/01/2039, (Gtd. By Cinergy Corp.)	3,000,000	3,000,000
Pennsylvania EDFA Solid Waste Disposal RB, Waste Mgmt., Inc. Proj., Ser. A, 4.70%, 11/01/2021	7,500,000	7,614,075
Schuylkill Cnty., PA IDRB, Pine Grove Landfill, Inc., 5.10%, 10/01/2019	3,800,000	3,865,284
Westmoreland Cnty., PA IDRB, Valley Landfill Proj., 5.10%, 05/01/2018	6,000,000	6,106,740

		38,044,403

LEASE 4.7%
Berkeley Cnty., SC Sch. Dist. Installment Lease RB, Securing Assets for Ed.:
5.25%, 12/01/2020	2,745,000	2,889,524
5.25%, 12/01/2024	8,485,000	8,890,413
Middle Bucks, PA Area Vocational Tech. Sch. Auth. RB, Institute of Tech., 5.00%, 02/15/2029	3,175,000	3,378,168
Pennsylvania EDFA RB, 30th Street Station Garage Proj.:
5.00%, 06/01/2013, (Insd. By ACA)	2,900,000	3,001,587
5.80%, 06/01/2023, (Insd. By ACA)	3,515,000	3,805,480
Pennsylvania Pub. Sch. Bldg. Auth. RB, Sch. Dist. Haverford Proj.:
5.25%, 03/15/2023	2,605,000	2,847,369
5.25%, 03/15/2024	3,290,000	3,588,173
Philadelphia, PA IDA Lease RB, Ser. B:
5.50%, 10/01/2014, (Insd. By FSA)	4,000,000	4,328,320
5.50%, 10/01/2019, (Insd. By FSA)	2,225,000	2,403,579
York Cnty., PA Sch. Tech. Auth. Lease RB:
5.375%, 02/15/2019, (Insd. By FGIC)	2,890,000	3,130,043
5.50%, 02/15/2021, (Insd. By FGIC)	1,205,000	1,309,124

		39,571,780

MISCELLANEOUS REVENUE 9.4%
Commonwealth of Pennsylvania Fin. Auth. RB, Ser. A:
5.00%, 06/01/2022, (Insd. By MBIA)	10,000,000	10,701,400
5.00%, 06/01/2025, (Insd. By FSA)	9,215,000	9,879,862
Dauphin Cnty., PA Gen. Auth. RB, Office & Parking-Riverfront Office Proj., 6.00%, 01/01/2025	4,000,000	3,840,680
Delaware Valley, PA Regl. Fin. Auth. RB:
Ser. A, 5.50%, 08/01/2028, (Insd. By AMBAC)	20,600,000	24,246,406
Ser. B, 5.60%, 07/01/2017, (Insd. By AMBAC)	2,000,000	2,255,820
Harrisburg, PA Parking Auth. RRB, Ser. O, 5.25%, 08/01/2013, (Insd. By AMBAC)	1,230,000	1,339,630
Jacksonville, FL Econ. Dev. Commission IDRB, Metro. Parking Solutions Proj., 5.50%, 10/01/2030, (Insd. By ACA)	1,000,000	1,071,630
New Morgan, PA Muni. Auth. RB, Cmnwlth. Office Proj., Ser. A, 6.50%, 06/01/2025	2,560,000	2,565,786
Pennsylvania IDA EDRB:
5.50%, 07/01/2018, (Insd. By AMBAC)	8,500,000	9,285,315
5.50%, 07/01/2020, (Insd. By AMBAC)	1,560,000	1,704,129
Philadelphia, PA Redev. Auth. RB, Neighborhood Transformation, Ser. A:
5.50%, 04/15/2016	1,000,000	1,082,620
5.50%, 04/15/2017	1,000,000	1,078,790
5.50%, 04/15/2020	925,000	997,418
5.50%, 04/15/2022	500,000	538,650
Pittsburgh, PA Pub. Parking Auth. RRB, Ser. A:
5.00%, 12/01/2020, (Insd. By FGIC)	2,565,000	2,755,810
5.00%, 12/01/2022, (Insd. By FGIC)	3,510,000	3,760,228
5.00%, 12/01/2025, (Insd. By FGIC)	2,000,000	2,133,300

		79,237,474

PORT AUTHORITY 1.2%
Allegheny Cnty., PA Port Auth. Trans. RB:
5.50%, 03/01/2016	2,000,000	2,153,440
5.50%, 03/01/2017	3,750,000	4,028,662
Delaware River Port Auth. Of Pennsylvania & New Jersey RRB, Port Dist. Proj., Ser. A, 5.50%, 01/01/2018, (Insd. By FSA)	3,425,000	3,689,753

		9,871,855

5

EVERGREEN PENNSYLVANIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

December 31, 2006 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
PRE-REFUNDED 9.1%
Allegheny Cnty., PA Hosp. Dev. Auth. RB, Pittsburgh Mercy Hlth. Sys.:
5.50%, 08/15/2010, (Insd. by AMBAC)	$1,510,000	$1,580,094
5.50%, 08/15/2011, (Insd. by AMBAC)	2,445,000	2,558,497
5.625%, 08/15/2018, (Insd. by AMBAC)	2,000,000	2,165,820
5.625%, 08/15/2026, (Insd. by AMBAC)	4,210,000	4,570,502
Allegheny Cnty., PA Port Auth. Trans. RB, 6.25%, 03/01/2017	5,000,000	5,322,600
Allegheny Cnty., PA Sanitation Auth. Sewer RB:
5.50%, 12/01/2030, (Insd. by MBIA)	4,550,000	4,892,615
5.75%, 12/01/2014, (Insd. by MBIA)	2,390,000	2,591,620
Arlington Cnty., VA IDA Facs. RB, Virginia Hosp. Ctr. Arlington Hlth. Sys., 5.50%, 07/01/2018	1,000,000	1,082,110
Arlington Cnty., VA IDA MHRB, Woodbury Park Apts., Ser. B, 6.50%, 07/01/2024	1,000,000	1,056,230
Cambria Cnty., PA GO, 5.50%, 08/15/2016, (Insd. by FGIC)	2,375,000	2,464,965
Dover Township, PA Sewer Auth. RB, 6.25%, 05/01/2012	10,000	10,416
Medical Univ. of South Carolina Hosp. Auth. Facs. RRB, Ser. A, 6.00%, 08/15/2013	1,605,000	1,794,374
Montgomery Cnty., PA Higher Ed. & Hlth. Auth. RB, Philadelphia Geriatric Ctr., Ser. A, 7.25%,12/01/2024	6,000,000	6,642,900
Neshaminy, PA Water Resources Auth. RB, 5.40%, 03/01/2013	1,135,000	1,182,216
Northampton Cnty., PA Gen. Purpose Auth. RB, Cnty. Agreement:
5.75%, 10/01/2016	1,560,000	1,728,589
5.75%, 10/01/2017	3,270,000	3,623,389
Pennsylvania Convention Ctr. Auth. RB, Ser. A, 6.70%, 09/01/2016, (Insd. by FGIC)	8,500,000	9,915,335
Pennsylvania Higher Edl. Facs. Auth. RB, Capital Acquisition, 6.00%, 12/15/2012, (Insd. by MBIA)	1,610,000	1,747,719
Philadelphia, PA IDA RB, Girard Estate Coal Mining Proj., 5.25%, 11/15/2009	500,000	500,625
Pittsburgh, PA Water & Sewer Sys. RRB, 7.25%, 09/01/2014, (Insd. by FGIC)	850,000	966,629
Pottsville, PA Hosp. Auth. RB, Ascension Hlth. Credit, Ser. A, 6.375%, 11/15/2019, (Insd. by AMBAC)	8,245,000	8,939,147
Puerto Rico Tobacco Settlement RB, Children’s Trust Fund, 5.75%, 07/01/2020	1,730,000	1,799,269
South Central Pennsylvania Gen. Auth. RB, Wellspan Hlth.:
5.375%, 05/15/2028	7,380,000	7,941,028
ETM, 5.375%, 05/15/2028	1,620,000	1,737,709

		76,814,398

RESOURCE RECOVERY 0.6%
Pennsylvania EDFA Resource Recovery RRB, Colver Proj.:
Ser. F, 5.00%, 12/01/2015, (Insd. by AMBAC)	2,500,000	2,672,800
Ser. G, 5.125%, 12/01/2015	2,000,000	2,015,440

		4,688,240

SPECIAL TAX 2.7%
Allegheny Cnty., PA Redev. Auth. Tax RB, Waterfront Proj.:
Ser. A, 6.30%, 12/15/2018	2,015,000	2,176,563
Ser. B, 6.40%, 12/15/2018	2,340,000	2,536,068
Commonwealth of Puerto Rico Infrastructure Fin. Auth. Spl. Tax RB, Ser. B:
5.00%, 07/01/2017	2,000,000	2,138,900
5.00%, 07/01/2018	3,250,000	3,469,115
Commonwealth of Puerto Rico Infrastructure Fin. Auth. Spl. Tax RRB, Ser. C, 5.50%, 07/01/2021	5,000,000	5,831,400
Horry Cnty., SC Hospitality Fee RB, 6.00%, 04/01/2013	705,000	755,908
Virgin Islands Pub. Fin. Auth. RB, Sr. Lien, Ser. A, 5.20%, 10/01/2009	1,000,000	1,029,070
Virgin Islands Pub. Fin. Auth. RRB, Sr. Lien, Ser. A:
5.50%, 10/01/2013	1,000,000	1,030,920
5.50%, 10/01/2018	500,000	514,990
5.50%, 10/01/2022	1,000,000	1,029,630
5.625%, 10/01/2025	2,250,000	2,321,775

		22,834,339

TRANSPORTATION 2.8%
Allegheny Cnty., PA Port Auth. RB, 5.50%, 03/01/2015	1,000,000	1,075,920
Commonwealth of Virginia Trans. Board RRB, US Route 58 Dev. Program, 5.00%, 05/15/2022	2,000,000	2,158,280

6

EVERGREEN PENNSYLVANIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

December 31, 2006 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
TRANSPORTATION continued
Pennsylvania Turnpike Commission RB, Ser. A:
5.00%, 12/01/2026, (Insd. by AMBAC)	$1,500,000	$1,605,795
5.50%, 12/01/2031, (Insd. by AMBAC)	2,000,000	2,214,780
Pennsylvania Turnpike Commission RRB, Ser. S:
5.50%, 06/01/2015	6,425,000	6,936,301
5.625%, 06/01/2014	3,595,000	3,899,245
5.625%, 06/01/2014, (Insd. by FGIC)	2,485,000	2,695,306
Southeastern Pennsylvania Trans. Auth. RB, Ser. A, 5.25%, 03/01/2014	2,500,000	2,601,525

		23,187,152

WATER & SEWER 3.2%
Allegheny Cnty., PA Sanitation Auth. Sewer RB, 5.50%, 12/01/2030, (Insd. by MBIA)	825,000	882,131
Allegheny Cnty., PA Sanitation Auth. Sewer RRB:
5.375%, 12/01/2018, (Insd. by MBIA)	2,080,000	2,244,008
Ser. A, 5.00%, 12/01/2021, (Insd. by MBIA)	5,000,000	5,356,450
Delaware Cnty., PA Regl. Water Quality Ctl. Auth. RB, 5.50%, 05/01/2015	2,540,000	2,736,063
Philadelphia, PA Water & Wastewater RB, 6.25%, 08/01/2012, (Insd. by MBIA)	4,000,000	4,502,000
Pittsburgh, PA Water & Sewer Sys. RB, First Lien, 5.50%, 12/01/2015, (Insd. by AMBAC)	3,100,000	3,366,383
University Area Joint Auth. of Pennsylvania Sewer RB, 5.25%, 11/01/2014, (Insd. by MBIA)	4,355,000	4,783,445
Virgin Islands Water & Power Auth. Elec. Sys. RRB:
5.25%, 07/01/2008	1,835,000	1,856,139
5.25%, 07/01/2009	1,370,000	1,395,715

		27,122,334

Total Municipal Obligations (cost $820,446,511)		849,881,985

	Shares	Value

SHORT-TERM INVESTMENTS 0.2%
MUTUAL FUND SHARES 0.2%
Evergreen Institutional Municipal Money Market Fund, Class I, 3.80% q ø (cost $1,921,989)	1,921,989	1,921,989

Total Investments (cost $822,368,500) 101.2%		851,803,974
Other Assets and Liabilities (1.2%)		(10,096,323)

Net Assets 100.0%		$841,707,651

☐	Underlying security in inverse floater structure. This security has been segregated as collateral for floating-rate notes issued.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

7

EVERGREEN PENNSYLVANIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

December 31, 2006 (unaudited)

Summary of Abbreviations
ACA	American Credit Association
AMBAC	American Municipal Bond Assurance Corp.
EDFA	Economic Development Finance Authority
EDRB	Economic Development Revenue Bond
ETM	Escrow to Maturity
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GO	General Obligation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
RB	Revenue Bond
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond

The following table shows the percent of total investments by geographic location as of December 31, 2006:

Pennsylvania	83.8%
South Carolina	5.0%
Puerto Rico	2.7%
Maryland	1.4%
Virginia	1.4%
Georgia	1.2%
Indiana	1.1%
Virgin Islands	1.1%
District of Columbia	0.7%
New Jersey	0.4%
Texas	0.4%
Nevada	0.3%
Delaware	0.2%
Florida	0.1%
Non-state specific	0.2%

100.0%

At December 31, 2006, the Floating-Rate Notes outstanding were as follows:

Floating-Rate Notes Outstanding	Range of Interest Rates	Collateral for Floating-Rate Notes Outstanding

$18,650,000	1.25% - 1.375%	$41,788,872

On December 31, 2006, the aggregate cost of securities for federal income tax purposes was $822,371,800. The gross unrealized appreciation and depreciation on securities based on tax cost was $29,713,916 and $281,742, respectively, with a net unrealized appreciation of $29,432,174.

8

Item 2 - Controls and Procedures

(a)

The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Municipal Trust

By:	/s/ Dennis H. Ferro
Dennis H. Ferro,
Principal Executive Officer

Date: February 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Dennis H. Ferro
Dennis H. Ferro,
Principal Executive Officer

Date: February 27, 2007

By:	/s/ Kasey Phillips
Kasey Phillips
Principal Financial Officer

Date: February 27, 2007